UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4054
Oppenheimer AMT — Free New York Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  September 30
Date of reporting period:  03/31/2009

Item 1.  Reports to Stockholders.
March 31, 2009 Oppenheimer AMT-Free New York Municipals Management Commentaries and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	21.9%
Higher Education	9.6
Electric Utilities	7.7
Highways/Commuter Facilities	7.3
General Obligation	6.2
Hospital/Health Care	5.6
Sales Tax Revenue	4.9
Special Tax	4.1
Real Estate	3.9
Sewer Utilities	3.7
Portfolio holdings are subject to change. Percentages are as of March 31, 2009, and are based on total assets.

Credit Allocation

AAA	3.3%
AA	23.3
A	14.4
BBB	45.1
BB or lower	13.9
Allocations are subject to change. Percentages are as of March 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 16.05% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free New York Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at
19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES Continued
less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$858.30	$9.46
Class B	1,000.00	854.80	13.42
Class C	1,000.00	855.10	13.09

Hypothetical (5% return before expenses)
Class A	1,000.00	1,014.81	10.25
Class B	1,000.00	1,010.57	14.54
Class C	1,000.00	1,010.92	14.19
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.03%
Class B	2.88
Class C	2.81
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—135.8%
New York—97.8%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%	12/01/2034	$491,918
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	144,662
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	83,515
3,000,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2031	2,258,190
310,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2037	224,177
335,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2027	228,939
150,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2032	94,838
100,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2037	60,726
14,500,000	Albany, NY IDA (Charitable Leadership)[1]	5.750	07/01/2026	10,483,355
1,000,000	Albany, NY IDA (Charitable Leadership)[1]	6.000	07/01/2019	840,400
100,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000	05/01/2025	67,146
890,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	705,654
500,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	331,315
2,550,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2027	2,034,186
3,350,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2032	2,501,981
1,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.500	11/15/2027	828,380
1,380,000	Albany, NY IDA, Series B1	5.750	11/15/2032	1,113,784
4,205,000	Albany, NY IDA, Series D1	5.375	11/15/2032	3,212,998
1,365,000	Albany, NY IDA, Series D1	5.750	11/15/2027	1,165,478
100,000	Albany, NY Municipal Water Finance Authority[1]	5.000	12/01/2033	90,292
10,000	Albany, NY Parking Authority	5.625	07/15/2025	9,878
5,730,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2024	5,471,405
4,375,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	2,269,225
5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550	02/01/2033	4,741,761
9,235,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	6,742,751
100,000	Broome County, NY IDA (Good Shepard Village)	6.750	07/01/2028	75,847
200,000	Broome County, NY IDA (Good Shepard Village)	6.875	07/01/2040	141,688
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	202,199
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	136,955
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	208,746
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	23,223
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	27,322
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	27,227
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	27,022
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	31,124
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	30,736
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	30,640
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	34,615
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	34,515
F1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$45,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2036	$38,470
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	38,166
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	42,288
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	42,180
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	46,278
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	46,163
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	50,239
85,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023	82,929
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	376,145
620,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	412,994
1,480,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021	1,420,844
90,000	Chautauqua, NY Utility District[1]	5.000	06/01/2022	90,171
110,000	Chautauqua, NY Utility District[1]	5.000	06/01/2026	105,346
130,000	Coeymans, NY Fire District	5.000	10/15/2024	129,914
135,000	Coeymans, NY Fire District	5.000	10/15/2025	133,234
140,000	Coeymans, NY Fire District	5.000	10/15/2026	136,643
1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,063,202
840,000	Colonie, NY GO1	6.000	04/01/2033	856,960
15,000	Deerfield, NY GO	5.500	06/15/2021	14,942
15,000	Deerfield, NY GO	5.500	06/15/2022	14,849
15,000	Deerfield, NY GO	5.500	06/15/2023	14,703
15,000	Deerfield, NY GO	5.500	06/15/2024	14,582
20,000	Deerfield, NY GO	5.500	06/15/2025	19,226
20,000	Deerfield, NY GO	5.600	06/15/2026	18,982
20,000	Deerfield, NY GO	5.600	06/15/2027	18,803
20,000	Deerfield, NY GO	5.600	06/15/2028	18,440
25,000	Deerfield, NY GO	5.600	06/15/2029	22,774
25,000	Deerfield, NY GO	5.600	06/15/2030	22,614
25,000	Deerfield, NY GO	5.600	06/15/2031	22,345
25,000	Deerfield, NY GO	5.600	06/15/2032	22,206
30,000	Deerfield, NY GO	5.600	06/15/2033	26,461
30,000	Deerfield, NY GO	5.600	06/15/2034	26,313
30,000	Deerfield, NY GO	5.600	06/15/2035	26,146
35,000	Deerfield, NY GO	5.600	06/15/2036	30,284
55,460,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	44,840,519
8,340,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	4,561,146
1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.250	05/01/2034	1,310,885
1,840,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.000	02/15/2047	1,639,771
500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875	06/01/2035	375,525
F2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,200,000	Erie County, NY IDA (DePaul Properties)	5.750%	09/01/2028	$745,476
160,000	Erie County, NY IDA (DePaul Properties)	6.500	09/01/2018	123,830
200,000	Erie County, NY IDA (Global Concepts Charter School)	6.250	10/01/2037	136,508
5,600,000	Erie County, NY IDA (Medaille College)	7.625	04/01/2035	4,812,416
950,000	Erie County, NY IDA (Orchard Park CCRC)	5.000	11/15/2014	863,474
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125	11/15/2016	1,192,975
4,750,000	Erie County, NY IDA (Orchard Park CCRC)	6.000	11/15/2036	2,917,308
8,475,000	Erie County, NY IDA (The Episcopal Church Home)	5.875	02/01/2018	7,232,480
10,170,000	Erie County, NY IDA (The Episcopal Church Home)	6.000	02/01/2028	7,291,788
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	22,325,730
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2045	17,618,684
56,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875[3]	06/01/2050	636,720
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607[3]	06/01/2055	489,440
100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000	06/01/2020	79,782
130,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	94,866
110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	71,268
175,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	127,705
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000	12/01/2027	487,150
4,240,000	Green Island, NY Power Authority[1]	5.125	03/15/2033	3,727,638
75,000	Hempstead Village, NY GO1	5.000	09/15/2024	72,071
70,000	Hempstead Village, NY GO1	5.000	09/15/2025	66,868
70,000	Hempstead Village, NY GO1	5.000	09/15/2026	66,253
50,000	Hempstead, NY IDA (Hofstra University)[1]	5.000	07/01/2033	46,355
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	284,294
5,210,000	Hempstead, NY IDA (WORCA)	6.900	08/01/2033	3,835,967
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,338,884
24,685,000	Hudson Yards, NY Infrastructure Corp[1]	5.000	02/15/2047	20,090,628
11,500,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	9,359,620
2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	1,659,757
280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	192,038
5,000,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	5,069,450
5,000,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	5,310,400
665,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	484,472
10,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000	05/01/2013	9,624
125,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.640[4]	05/01/2033	120,233
F3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$350,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.250%		04/01/2019	$299,810
525,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	376,163
200,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	117,946
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	261,564
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	814,801
1,000,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	729,540
4,000,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,596,040
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	367,610
110,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	83,560
510,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	415,380
1,975,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,563,983
710,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	580,638
785,000	Nassau County, NY IDA (ALIA-CSMR)	6.125		09/01/2018	639,359
505,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	411,307
405,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	329,860
470,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125		09/01/2018	382,801
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	147,352
1,295,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	986,699
640,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	486,170
100,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	75,964
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	129,728
2,635,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,045,972
100,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	75,964
140,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	106,660
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	49,086
50,000	Nassau County, NY IDA, Series A-A	6.000		07/02/2021	39,179
840,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	658,207
30,000	Nassau County, NY IDA, Series A-C	6.000		07/01/2021	23,507
35,000	Nassau County, NY IDA, Series A-D	6.000		07/01/2021	27,425
30,550,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	18,609,838
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[3]	06/01/2046	1,937,355
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[3]	06/01/2060	229,800
42,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	26,707,931
2,500,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	2,231,525
975,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	821,818
500,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	393,980
375,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	282,810
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.500		05/15/2019	16,650
1,185,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	962,173
F4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$14,670,000	NY Counties Tobacco Trust II (TASC)[1]	5.625%		06/01/2035	$10,425,822
20,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	13,879
5,120,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	3,694,592
850,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	521,271
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000	[5]	06/01/2041	3,694,775
5,900,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	3,557,700
9,240,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	5,515,726
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650	[4]	06/01/2041	348,075
84,200,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	555,720
334,000,000	NY Counties Tobacco Trust V	7.850	[3]	06/01/2060	1,008,680
400,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	333,168
3,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	2,281,534
2,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250		12/01/2016	1,564,000
50,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250		06/01/2012	50,088
10,240,000	NY Triborough Bridge & Tunnel Authority, Series B6	5.000		11/15/2027	10,296,655
64,340,000	NY Triborough Bridge & Tunnel Authority, Series B6	5.000		11/15/2032	63,285,774
18,200,000	NY Triborough Bridge & Tunnel Authority, Series B6	5.125		11/15/2029	18,273,508
3,600,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	2,663,748
4,875,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	3,059,794
120,445,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	74,184,484
20,000,000	NYC GO6	5.000		08/01/2021	20,372,900
11,000,000	NYC GO6	5.125		03/01/2026	11,028,270
27,755,000	NYC GO6	5.250		03/01/2021	28,964,503
10,000	NYC GO1	5.300		01/15/2026	10,067
10,000	NYC GO1	5.375		08/01/2027	10,024
20,000,000	NYC GO6	5.625		11/15/2031	20,303,152
45,000	NYC GO1	6.000		05/15/2022	45,173
5,000	NYC GO1	7.500		02/01/2019	5,024
250,000	NYC HDC (Multifamily Hsg.), Series E1	6.250		05/01/2036	251,400
60,000	NYC IDA (Assoc. for Metroarea Autistic Children)	4.500		07/01/2021	40,727
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500		02/15/2022	2,045,850
500,000	NYC IDA (Beth Abraham Health Services)	6.500		11/15/2027	362,880
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500		11/15/2034	1,443,981
500,000	NYC IDA (Calhoun School)	6.625		12/01/2034	360,315
6,000,000	NYC IDA (Calhoun School)	6.625		12/01/2034	4,323,780
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	742,512
830,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	532,893
1,105,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	709,454
3,240,000	NYC IDA (Chapin School)	5.000		11/01/2038	1,799,626
150,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	102,252
F5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$350,000	NYC IDA (Comprehensive Care Management)	6.125%	11/01/2035	$228,165
780,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	785,920
725,000	NYC IDA (Family Support Systems)	7.500	11/01/2034	555,256
1,530,000	NYC IDA (Gateway School of New York)	5.550	06/01/2039	919,913
220,000	NYC IDA (Global Country World Peace)	7.250	11/01/2025	158,752
170,000	NYC IDA (Global Country World Peace)	7.250	11/01/2025	122,672
1,825,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,191,324
790,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	614,999
27,110,000	NYC IDA (Liberty-7 World Trade Center)	6.250	03/01/2015	22,749,628
18,500,000	NYC IDA (Liberty-7 World Trade Center)[7]	6.500	03/01/2035	12,657,515
10,850,000	NYC IDA (Liberty-7 World Trade Center)	6.750	03/01/2015	9,343,369
12,050,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	7,310,253
3,700,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	2,999,812
4,000,000	NYC IDA (Lycee Francais De New York)[1]	6.800	06/01/2028	3,840,520
950,000	NYC IDA (Magen David Yeshivah)	5.700	06/15/2027	685,311
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	275,814
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	137,894
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	669,773
115,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	95,833
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	2,252,482
6,510,000	NYC IDA (Mount St. Vincent)[1]	5.250	06/01/2036	5,045,510
1,375,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	1,106,751
1,380,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	1,028,072
750,000	NYC IDA (Reece School)	7.500	12/01/2037	572,115
1,445,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	999,954
756,500	NYC IDA (Studio School)	7.000	11/01/2038	506,424
5,345,000	NYC IDA (The Child School)	7.550	06/01/2033	4,264,508
995,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	633,785
3,560,000	NYC IDA (Unicef)	5.300	11/01/2038	2,211,401
5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	4,220,440
785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	562,900
310,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	222,292
150,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	91,997
360,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	220,792
100,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2031	58,612
2,020,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	1,185,982
5,600,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	3,448,256
9,900,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	7,395,102
2,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	2,784,575
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	1,730,349
F6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$80,000	NYC IDA (YMCA of Greater New York)[1]	5.800%		08/01/2016	$80,114
20,000,000	NYC Municipal Water Finance Authority[6]	4.750		06/15/2035	18,370,700
20,000,000	NYC Municipal Water Finance Authority[6]	5.000		06/15/2037	19,468,851
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2032	49,187
20,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2025	20,331
40,000,000	NYC Municipal Water Finance Authority[6]	5.500		06/15/2040	41,177,400
50,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000		07/01/2022	40,218
100,000	NYS DA (Amsterdam Memorial Hospital)	6.000		08/01/2035	100,036
20,000	NYS DA (Audit & Control)[1]	5.000		04/01/2029	19,337
1,870,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.500		07/01/2030	1,317,359
365,000	NYS DA (Manhattan College)[1]	5.300		07/01/2037	274,845
600,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.500		07/01/2026	553,140
8,990,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.500		07/01/2025	7,956,330
300,000	NYS DA (Mt. Sinai/NYU Health)[1]	5.500		07/01/2026	276,570
40,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500		07/01/2017	40,946
1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2024	1,022,407
6,885,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[7]	1.614	[4]	05/01/2033	3,132,675
2,500,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[1]	5.000		05/01/2032	2,138,275
1,000,000	NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)[1]	5.000		05/01/2037	839,500
800,000	NYS DA (Nursing Home)[1]	4.950		02/15/2045	710,584
3,500,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2036	2,109,975
275,000	NYS DA (Orange Regional Medical Center)[1]	6.125		12/01/2029	205,153
2,120,000	NYS DA (Orange Regional Medical Center)[1]	6.250		12/01/2037	1,513,192
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	315,731
490,000	NYS DA (Providence Rest)	5.000		07/01/2035	265,350
1,300,000	NYS DA (Providence Rest)	5.125		07/01/2030	767,416
340,000	NYS DA (Providence Rest)	5.250		07/01/2025	225,134
650,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2035	481,748
70,000	NYS DA (Sarah Neuman Nursing Home)[1]	5.500		08/01/2037	67,184
250,000	NYS DA (School District Bond Financing Program), Series C1	7.250		10/01/2028	289,665
360,000	NYS DA (School District Bond Financing Program), Series C1	7.375		10/01/2033	414,616
200,000	NYS DA (School District Bond Financing Program), Series C1	7.500		04/01/2039	231,088
4,000,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250		07/01/2027	3,626,360
65,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250		07/01/2018	62,148
11,700,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.900		08/15/2031	10,656,243
760,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	756,550
F7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,070,000	NYS DA (Winthrop University Hospital)[1]	5.500%		07/01/2023	$940,198
100,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.500		07/01/2032	78,089
20,000,000	NYS DA (State Personal Income Tax Authority)[6]	5.750		03/15/2036	21,117,092
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2027	20,127
85,000	NYS EFC (NYS Water Services)[1]	6.600		09/15/2012	85,377
10,000	NYS EFC (State Water Revolving Fund)[1]	5.750		01/15/2013	10,036
9,500,000	NYS GO6	5.000		02/15/2039	9,426,708
10,000	NYS HFA (Hospital & Healthcare)[1]	5.150		11/01/2016	9,866
10,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875		10/01/2046	4,026,600
65,000	NYS Medcare (Hospital & Nursing Home)[1]	6.200		08/15/2023	65,051
50,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375		08/15/2033	50,066
295,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2022	295,888
250,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300		03/15/2019	196,750
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	55,724
920,000	Orange County, NY IDA (Glen Arden)	5.625		01/01/2018	723,396
275,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	181,341
1,600,000	Otsego County, NY IDA (Hartwick College)[1]	5.900		07/01/2022	1,247,728
38,280,000	Port Authority NY/NJ, 140th Series[6]	5.000		12/01/2034	37,857,479
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	1,904,649
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	1,387,900
285,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.250		09/01/2038	262,049
340,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	330,647
415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	379,559
10,435,000	Rensselaer, NY City School District COP	5.000		06/01/2026	8,915,768
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	752,674
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	2,184,998
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[3]	08/15/2045	2,225,030
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[3]	08/15/2050	589,360
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676	[3]	08/15/2060	147,500
2,500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.125		12/01/2033	1,887,700
450,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125		12/01/2027	365,000
1,000,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.250		12/01/2032	776,560
350,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	238,133
45,000	Sodus Village, NY GO1	5.000		05/15/2032	42,523
45,000	Sodus Village, NY GO1	5.000		05/15/2033	42,183
45,000	Sodus Village, NY GO1	5.000		05/15/2034	41,976
F8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$45,000	Sodus Village, NY GO1	5.000%		05/15/2035	$41,663
45,000	Sodus Village, NY GO1	5.000		05/15/2036	41,312
45,000	Sodus Village, NY GO1	5.000		05/15/2037	41,018
12,000,000	SONYMA, Series 161[6]	5.875		10/01/2039	12,117,440
15,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000		07/01/2033	14,174
50,000	Suffolk County, NY IDA (ALIA-ACLD)	5.950		10/01/2021	37,865
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	65,533
130,000	Suffolk County, NY IDA (ALIA-Civic Facility)	5.950		11/01/2022	97,338
240,000	Suffolk County, NY IDA (ALIA-DDI)	5.950		10/01/2021	181,752
30,000	Suffolk County, NY IDA (ALIA-FREE)	5.950		10/01/2021	22,719
5,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		10/01/2021	3,787
110,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	82,363
15,000	Suffolk County, NY IDA (ALIA-IGHL)	6.000		10/01/2031	10,303
4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250		12/01/2033	3,033,840
270,000	Suffolk County, NY IDA (ALIA-LIHIA)	5.950		11/01/2022	202,163
105,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950		11/01/2022	78,619
45,000	Suffolk County, NY IDA (ALIA-UCPAGS)	5.950		10/01/2021	34,079
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	269,030
80,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950		11/01/2022	59,900
10,000	Suffolk County, NY IDA (DDI)	6.000		10/01/2020	7,855
8,460,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	4,460,112
185,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	154,795
475,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	307,620
685,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500		01/01/2037	396,985
10,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		10/01/2020	7,891
10,550,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	7,472,776
1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	766,630
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	432,543
210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	146,507
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	4,442,486
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	387,103
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	160,491
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	156,959
25,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	19,728
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[5]	06/01/2044	3,885,248
500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	358,560
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	1,074,285
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	244,755
494,000	Sullivan County, NY Community College COP[7]	5.750		08/15/2025	338,005
430,000	Sullivan County, NY IDA (Center for Discovery)	5.625		06/01/2013	391,025
F9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,570,000	Sullivan County, NY IDA (Center for Discovery)	5.875%	07/01/2022	$1,125,612
645,000	Sullivan County, NY IDA (Center for Discovery)	6.000	06/01/2019	531,499
1,540,000	Sullivan County, NY IDA (Center for Discovery)	6.000	07/01/2037	968,075
430,000	Sullivan County, NY IDA (Center for Discovery)	6.500	06/01/2025	338,410
495,000	Sullivan County, NY IDA (Center for Discovery)	6.950	02/01/2035	367,721
445,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017	448,124
200,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2021	178,994
175,000	Tompkins County, NY IDA (Kendal at Ithaca)[1]	5.500	07/01/2024	155,339
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000	09/15/2042	601,430
20,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)[1]	5.300	07/01/2016	20,231
4,000,000	Utica, NY IDA (Utica College Civic Facility)	5.750	08/01/2028	2,814,120
1,250,000	Utica, NY IDA (Utica College Civic Facility)	6.750	12/01/2021	1,118,588
30,000	Voorheesville, NY GO	5.000	02/15/2023	31,056
35,000	Voorheesville, NY GO	5.000	02/15/2024	35,863
35,000	Voorheesville, NY GO	5.000	02/15/2025	35,588
35,000	Voorheesville, NY GO	5.000	02/15/2026	35,407
40,000	Voorheesville, NY GO	5.000	02/15/2027	40,420
40,000	Voorheesville, NY GO	5.000	02/15/2028	40,086
40,000	Voorheesville, NY GO	5.000	02/15/2029	39,600
45,000	Voorheesville, NY GO	5.000	02/15/2030	44,253
45,000	Voorheesville, NY GO	5.000	02/15/2031	43,261
50,000	Voorheesville, NY GO	5.000	02/15/2032	47,958
50,000	Voorheesville, NY GO	5.000	02/15/2033	47,460
55,000	Voorheesville, NY GO	5.000	02/15/2034	52,084
55,000	Voorheesville, NY GO	5.000	02/15/2035	51,585
60,000	Voorheesville, NY GO	5.000	02/15/2036	55,811
60,000	Voorheesville, NY GO	5.000	02/15/2037	55,423
370,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	289,951
250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	211,003
1,765,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,578,122
320,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	305,098
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	414,774
300,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	208,317
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	6,589,453

				975,475,656

U.S. Possessions—38.0%
10,000,000	Guam GO1	5.000	11/15/2023	7,284,600
3,280,000	Guam GO1	5.400	11/15/2018	2,727,418
1,000,000	Guam Government Waterworks Authority and Wastewater System[1]	5.875	07/01/2035	791,820
F10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$5,345,000	Guam Power Authority, Series A1	5.125%		10/01/2029	$4,056,160
10,100,000	Guam Power Authority, Series A1	5.250		10/01/2034	7,547,225
1,000,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	666,290
21,210,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[5]	07/01/2024	16,006,339
16,680,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	14,213,362
14,645,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	12,117,419
15,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	10,683
11,900,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	7,957,887
30,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	20,042,400
124,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.426	[3]	05/15/2050	2,065,840
4,030,000	Puerto Rico Commonwealth GO1	5.000		07/01/2027	3,147,108
4,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	3,769,150
12,380,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	9,592,519
1,185,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	910,424
3,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	2,646,385
485,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	446,554
27,225,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	21,853,235
19,825,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	15,938,904
3,575,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	2,782,458
50,500,000	Puerto Rico Electric Power Authority, Series UU1	1.642	[4]	07/01/2025	22,674,500
19,600,000	Puerto Rico Electric Power Authority, Series UU7	1.662	[4]	07/01/2031	8,232,000
2,000,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2033	1,654,500
9,950,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	8,337,603
355,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	273,368
15,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	10,839
1,100,000	Puerto Rico Highway & Transportation Authority, Series AA1	5.000		07/01/2035	809,105
7,045,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	5,005,966
5,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	3,904,600
17,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	13,190,727
5,000,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	3,509,450
22,000,000	Puerto Rico Highway & Transportation Authority, Series N7	1.491	[4]	07/01/2045	8,283,000
20,225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	15,172,593
5,480,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	2,162,279
24,550,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	17,520,599
43,180,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	30,307,610
15,000,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	3,253,200
500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	307,225
1,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	1,042,650
F11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625%		07/01/2022	$104,991
4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2022	3,023,272
1,500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	1,163,775
5,000,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	3,656,600
2,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	1,815,975
10,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2022	8,389
910,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	719,828
1,000,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	760,770
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A7	1.714	[4]	08/01/2057	8,500,000
34,995,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250		08/01/2057	28,740,344
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950	[3]	08/01/2056	595,840
402,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.461	[3]	08/01/2054	14,597,138
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	771,840
4,080,000	University of Puerto Rico[1]	5.000		06/01/2025	3,149,107
5,925,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	4,330,227
1,700,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	1,202,325
1,000,000	University of V.I., Series A1	5.375		06/01/2034	779,120
1,700,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	1,275,646
1,485,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2022	1,283,144

					378,704,325

Total Investments, at Value (Cost $1,734,260,522)-135.8%					1,354,179,981
Liabilities in Excess of Other Assets—(35.8)					(356,687,462)

Net Assets—100.0%					$997,492,519

Footnotes to Statement of Investments
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $41,143,195, which represents 4.12% of the Fund’s net assets. See Note 5 of accompanying Notes.
F12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	1,354,179,981	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,354,179,981	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome

ACLD	Adults and Children with Learning and Developmental Disabilities

ALIA	Alliance of Long Island Agencies

AP	Advantage Planning, Inc.

ARC	Assoc. of Retarded Citizens

CCRC	Continuing Care Retirement Community

CMA	Community Mainstreaming Associates, Inc.

COP	Certificates of Participation

CSMR	Community Services for the Mentally Retarded

DA	Dormitory Authority

DDI	Developmental Disabilities Institute

DRIVERS	Derivatives Inverse Tax Exempt Receipts

EFC	Environmental Facilities Corp.

EFLI	Epilepsy Foundation of L.I., Inc.

FREE	Family Residences and Essential Enterprises

GO	General Obligation

HAII	Homes Anew II, Inc.

HDC	Housing Devel. Corp.

HFA	Housing Finance Agency

HJDOI	Hospital for Joint Diseases Orthopedic Institute

IDA	Industrial Devel. Agency

IGHL	Independent Group Home for Living

IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

L.I.	Long Island

LIHIA	Long Island Head Injury Assoc.

MSH/NYU	Mount Sinai Hospital/New York University

NCMRS	Nassau Community Mental Retardation Services Company

NY/NJ	New York/New Jersey

NYC	New York City

NYS	New York State

NYU	New York University

PSCH	Professional Service Centers for the Handicapped, Inc.

ROLS	Residual Option Longs

SONYMA	State of New York Mortgage Agency

TASC	Tobacco Settlement Asset-Backed Bonds

TFABs	Tobacco Flexible Amortization Bonds

UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk

UDC	Urban Devel. Corp.

UVBH	United Veteran’s Beacon House

V.I.	United States Virgin Islands

WORCA	Working Organization for Retarded Children and Adults

YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value (cost $1,734,260,522)—see accompanying statement of investments	$1,354,179,981
Cash	306,765
Receivables and other assets:
Interest	21,311,389
Shares of beneficial interest sold	525,072
Investments sold	165,000
Other	1,981,978

Total assets	1,378,470,185

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	224,995,000
Payable on borrowings (See Note 6)	147,100,000
Investments purchased	4,192,270
Shares of beneficial interest redeemed	2,097,933
Dividends	1,370,981
Distribution and service plan fees	605,148
Trustees’ compensation	173,244
Interest expense on borrowings	104,976
Transfer and shareholder servicing agent fees	36,907
Shareholder communications	20,001
Other	281,206

Total liabilities	380,977,666

Net Assets	$997,492,519

Composition of Net Assets
Par value of shares of beneficial interest	$113,311
Additional paid-in capital	1,456,350,113
Accumulated net investment income	7,978,283
Accumulated net realized loss on investments	(86,868,647)
Net unrealized depreciation on investments	(380,080,541)

Net Assets	$997,492,519

F15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $867,823,580 and 98,586,567 shares of beneficial interest outstanding)	$8.80
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.24
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,050,124 and 1,822,461 shares of beneficial interest outstanding)	$8.81
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $113,618,815 and 12,901,782 shares of beneficial interest outstanding)	$8.81
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest	$46,195,680

Expenses
Management fees	2,467,826
Distribution and service plan fees:
Class A	1,086,931
Class B	85,922
Class C	585,191
Transfer and shareholder servicing agent fees:
Class A	176,927
Class B	10,890
Class C	34,972
Shareholder communications:
Class A	14,307
Class B	1,023
Class C	2,317
Interest expense and fees on short-term floating rate notes issued (See Note 1)	2,646,361
Interest expense on borrowings	1,121,058
Trustees’ compensation	24,011
Custodian fees and expenses	6,890
Borrowing fees	2,493,824
Other	111,426

Total expenses	10,869,876
Less reduction to custodian expenses	(2,090)

Net expenses	10,867,786

Net Investment Income	35,327,894

Realized and Unrealized Loss
Net realized loss on investments	(67,301,638)
Net change in unrealized depreciation on investments	(144,149,543)

Net Decrease in Net Assets Resulting from Operations	$(176,123,287)

See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$35,327,894	$72,079,294
Net realized loss	(67,301,638)	(11,562,768)
Net change in unrealized depreciation	(144,149,543)	(240,934,289)

Net decrease in net assets resulting from operations	(176,123,287)	(180,417,763)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(29,232,121)	(58,981,189)
Class B	(492,005)	(1,075,501)
Class C	(3,407,498)	(6,361,364)

	(33,131,624)	(66,418,054)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(45,614,123)	34,304,971
Class B	(2,382,671)	(4,358,755)
Class C	(4,254,406)	5,340,254

	(52,251,200)	35,286,470

Net Assets
Total decrease	(261,506,111)	(211,549,347)
Beginning of period	1,258,998,630	1,470,547,977

End of period (including accumulated net investment income of $7,978,283 and $5,782,013, respectively)	$997,492,519	$1,258,998,630

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(176,123,287)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(177,310,937)
Proceeds from disposition of investment securities	137,391,675
Short-term investment securities, net	6,277,435
Premium amortization	543,214
Discount accretion	(4,099,836)
Net realized loss on investments	67,301,638
Net change in unrealized depreciation on investments	144,149,543
Decrease in interest receivable	1,002,715
Decrease in receivable for securities sold	78,550,271
Increase in other assets	(1,849,901)
Decrease in payable for securities purchased	(106,739,083)
Increase in payable for accrued expenses	58,036

Net cash used in operating activities	(30,848,517)

Cash Flows from Financing Activities
Proceeds from bank borrowings	369,400,000
Payments on bank borrowings	(224,300,000)
Payments on short-term floating rate notes issued	(24,555,000)
Proceeds from shares sold	172,712,380
Payments on bank overdraft	(3,961,123)
Payments on shares redeemed	(247,316,082)
Cash distributions paid	(10,824,893)

Net cash provided by financing activities	31,155,282

Net increase in cash	306,765
Cash, beginning balance	—

Cash, ending balance	$306,765

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $22,077,746.
Cash paid for interest on bank borrowings—$1,029,544.
Cash paid for interest on short-term floating rate notes issued—$2,646,361.
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.60	$12.68	$13.22	$12.91	$12.45	$12.31

Income (loss) from investment operations:
Net investment income	.32 [1]	.62 [1]	.57 [1]	.61 [1]	.66 [1]	.72
Net realized and unrealized gain (loss)	(1.83)	(2.13)	(.55)	.34	.49	.11

Total from investment operations	(1.51)	(1.51)	.02	.95	1.15	.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.57)	(.56)	(.64)	(.69)	(.69)
Distributions from net realized gain	—	—	— [2]	—	—	—

Total dividends and/or distributions to shareholders	(.29)	(.57)	(.56)	(.64)	(.69)	(.69)

Net asset value, end of period	$8.80	$10.60	$12.68	$13.22	$12.91	$12.45

Total Return, at Net Asset Value[3]	(14.17)%	(12.31)%	0.15%	7.61%	9.41%	6.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$867,824	$1,095,341	$1,275,590	$1,005,912	$659,975	$539,834

Average net assets (in thousands)	$888,853	$1,244,330	$1,181,757	$824,276	$580,413	$536,613

Ratios to average net assets:[4]
Net investment income	7.02%	5.13%	4.35%	4.76%	5.17%	5.84%
Expenses excluding interest and fees on short-term floating rate notes issued	1.51%	0.82%	0.82%	0.90%	0.93%	0.91%
Interest and fees on short-term floating rate notes issued[5]	0.52%	0.60%	0.69%	0.61%	0.43%	0.26%

Total expenses	2.03%	1.42%	1.51%	1.51%	1.36%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.03%	1.42%	1.51%	1.51%	1.36%	1.14%

Portfolio turnover rate	11%	34%	26%	36%	8%	5%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.61	$12.68	$13.22	$12.91	$12.45	$12.32

Income (loss) from investment operations:
Net investment income	.28 [1]	.52 [1]	.47 [1]	.51 [1]	.56 [1]	.62
Net realized and unrealized gain (loss)	(1.82)	(2.12)	(.55)	.34	.49	.10

Total from investment operations	(1.54)	(1.60)	(.08)	.85	1.05	.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.47)	(.46)	(.54)	(.59)	(.59)
Distributions from net realized gain	—	—	— [2]	—	—	—

Total dividends and/or distributions to shareholders	(.26)	(.47)	(.46)	(.54)	(.59)	(.59)

Net asset value, end of period	$8.81	$10.61	$12.68	$13.22	$12.91	$12.45

Total Return, at Net Asset Value[3]	(14.52)%	(12.96)%	(0.65)%	6.76%	8.55%	5.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,050	$22,079	$30,982	$32,793	$26,680	$27,555

Average net assets (in thousands)	$17,246	$27,621	$32,663	$29,544	$26,977	$30,212

Ratios to average net assets:[4]
Net investment income	6.16%	4.29%	3.55%	3.99%	4.41%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued	2.36%	1.65%	1.62%	1.70%	1.71%	1.69%
Interest and fees on short-term floating rate notes issued[5]	0.52%	0.60%	0.69%	0.61%	0.43%	0.26%

Total expenses	2.88%	2.25%	2.31%	2.31%	2.14%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.88%	2.25%	2.31%	2.30%	2.14%	1.92%

Portfolio turnover rate	11%	34%	26%	36%	8%	5%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.61	$12.68	$13.22	$12.91	$12.45	$12.32

Income (loss) from investment operations:
Net investment income	.28 [1]	.53 [1]	.47 [1]	.50 [1]	.55 [1]	.62
Net realized and unrealized gain (loss)	(1.82)	(2.12)	(.55)	.35	.50	.10

Total from investment operations	(1.54)	(1.59)	(.08)	.85	1.05	.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.48)	(.46)	(.54)	(.59)	(.59)
Distributions from net realized gain	—	—	— [2]	—	—	—

Total dividends and/or distributions to shareholders	(.26)	(.48)	(.46)	(.54)	(.59)	(.59)

Net asset value, end of period	$8.81	$10.61	$12.68	$13.22	$12.91	$12.45

Total Return, at Net Asset Value[3]	(14.49)%	(12.92)%	(0.62)%	6.78%	8.55%	5.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,619	$141,579	$163,976	$106,663	$31,119	$15,723

Average net assets (in thousands)	$117,371	$160,910	$142,905	$64,991	$20,347	$14,598

Ratios to average net assets:[4]
Net investment income	6.26%	4.35%	3.58%	3.89%	4.32%	5.04%
Expenses excluding interest and fees on short-term floating rate notes issued	2.29%	1.60%	1.59%	1.66%	1.70%	1.69%
Interest and fees on short-term floating rate notes issued[5]	0.52%	0.60%	0.69%	0.61%	0.43%	0.26%

Total expenses	2.81%	2.20%	2.28%	2.27%	2.13%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.81%	2.20%	2.28%	2.27%	2.13%	1.92%

Portfolio turnover rate	11%	34%	26%	36%	8%	5%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free New York Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
F24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $226,017,810 as of March 31, 2009, which represents 16.40% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2009, municipal bond holdings with a value of $332,060,432 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $224,995,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At March 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,170,000	NY Triborough Bridge & Tunnel Authority DRIVERS	7.741%	11/15/32	$11,771,189
3,415,000	NY Triborough Bridge & Tunnel Authority DRIVERS	11.273	11/15/27	3,471,655
13,335,000	NY Triborough Bridge & Tunnel Authority DRIVERS	11.277	11/15/32	12,679,585
6,070,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	10.547	11/15/29	6,143,508
6,670,000	NYC GO DRIVERS	12.145	11/15/31	6,973,152
2,375,000	NYC GO DRIVERS	13.809	2/15/39	2,301,708
5,000,000	NYC GO ROLs[3]	13.171	8/1/21	5,372,900
6,940,000	NYC GO ROLs[3]	14.638	3/1/21	8,149,503
2,750,000	NYC GO ROLs	16.890	3/1/26	2,778,270
10,000,000	NYC Municipal Water Finance Authority DRIVERS	7.308	6/15/35	8,370,700
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	18.540	6/15/40	11,177,400
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	15.750	6/15/37	3,628,851
6,670,000	NYS DA (State Personal Income Tax Authority)	12.470	9/15/16	7,787,092
12,765,000	Port Authority NY/NJ, 3095th Series DRIVERS	11.274	12/1/34	12,342,479
4,000,000	SONYMA ROLs	12.481	10/1/39	4,117,440

				$107,065,432

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F14 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2009, in addition to the
F26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $93,785,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state or U.S. possession. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2009, securities with an aggregate market value of $3,515,402, representing 0.35% of the Fund’s net assets, were subject to these forbearance agreements. As of March 31, 2009, no interest was owed to the Fund and no principal payments were deferred under these agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $13,008,198 and unused capital loss carryforward as follows:

Expiring

2016	$6,750,776
As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $87,060,612 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,766,392,085

Gross unrealized appreciation	$7,661,863
Gross unrealized depreciation	(419,873,967)

Net unrealized depreciation	$(412,212,104)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$8,060
Payments Made to Retired Trustees	12,272
Accumulated Liability as of March 31, 2009	120,649
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not
F28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	16,667,225	$147,673,813	28,502,373	$348,444,950
Dividends and/or distributions reinvested	2,209,314	19,666,071	3,335,143	40,209,415
Redeemed	(23,587,826)	(212,954,007)	(29,146,349)	(354,349,394)

Net increase (decrease)	(4,711,287)	$(45,614,123)	2,691,167	$34,304,971

Class B
Sold	177,678	$1,604,963	367,414	$4,461,731
Dividends and/or distributions reinvested	36,239	322,853	59,300	715,789
Redeemed	(472,795)	(4,310,487)	(787,977)	(9,536,275)

Net decrease	(258,878)	$(2,382,671)	(361,263)	$(4,358,755)

Class C
Sold	2,508,224	$22,280,998	4,194,547	$51,197,643
Dividends and/or distributions reinvested	234,528	2,088,822	336,905	4,059,087
Redeemed	(3,187,601)	(28,624,226)	(4,112,864)	(49,916,476)

Net increase (decrease)	(444,849)	$(4,254,406)	418,588	$5,340,254

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$177,310,937	$137,391,675
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
F30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $225,090 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B and Class C shares were $1,697,219 and $1,975,726, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$49,518	$65,326	$37,235	$25,481
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.8403% as of March 31, 2009). The Fund pays additional fees annually to its lender on its outstanding
F32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2009 equal 0.71% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.8403%. Details of the borrowings for the six months ended March 31, 2009 are as follows:

Average Daily Loan Balance	$100,943,407
Average Daily Interest Rate	2.439%
Fees Paid	$4,209,413
Interest Paid	$1,029,544
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and
F33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT — Free New York Municipals

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/14/2009